Matthews Emerging Markets Sustainable Future Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.2%

	Shares	Value

CHINA/HONG KONG: 36.5%
Full Truck Alliance Co., Ltd. ADR[b]	1,152,543	$7,549,157
Hong Kong Exchanges & Clearing, Ltd.	177,700	6,074,215
JD Health International, Inc.[b,c,d]	899,600	5,124,434
Ginlong Technologies Co., Ltd. A Shares	126,000	3,911,821
Contemporary Amperex Technology Co., Ltd. A Shares	68,200	3,814,009
Meituan B Shares[b,c,d]	173,400	3,644,254
Airtac International Group	126,000	2,882,788
Centre Testing International Group Co., Ltd. A Shares	655,100	1,876,142
CSPC Pharmaceutical Group, Ltd.	1,634,960	1,620,532
Medlive Technology Co., Ltd.[c,d]	1,393,500	1,587,767
China Conch Venture Holdings, Ltd.	871,000	1,385,013
Innovent Biologics, Inc.[b,c,d]	378,500	1,163,250
Xinyi Glass Holdings, Ltd.	780,000	1,128,023
Morimatsu International Holdings Co., Ltd.[b,d]	1,084,000	1,096,681
OPT Machine Vision Tech Co., Ltd. A Shares	48,683	1,070,450
Flat Glass Group Co., Ltd. H Shares[b]	437,000	1,057,434
Hangzhou Tigermed Consulting Co., Ltd. A Shares	78,076	992,712
Zhejiang HangKe Technology, Inc., Co. A Shares	127,664	895,601
Wuxi Biologics Cayman, Inc.[b,c,d]	84,500	503,016
China Conch Environment Protection Holdings, Ltd.[b]	733,500	375,363
MTR Corp., Ltd.	28,000	128,432

Total China/Hong Kong		47,881,094

INDIA: 27.1%
Shriram City Union Finance, Ltd.	332,554	7,101,924
Bandhan Bank, Ltd.[b,c,d]	2,077,382	6,754,428
Phoenix Mills, Ltd.	331,115	5,655,334
Marico, Ltd.	637,980	4,199,894
Lemon Tree Hotels, Ltd.[b,c,d]	3,808,688	4,032,551
Mahindra & Mahindra, Ltd.	238,338	3,687,530
Indus Towers, Ltd.	1,147,169	2,769,146
UNO Minda, Ltd.	136,156	929,351
NBCC India, Ltd.	1,278,019	479,002

Total India		35,609,160

UNITED STATES: 7.3%
Legend Biotech Corp. ADR[b]	180,538	7,365,950
Micron Technology, Inc.	43,500	2,179,350

Total United States		9,545,300

TAIWAN: 7.1%
Andes Technology Corp.	281,000	3,451,641
Poya International Co., Ltd.	173,477	2,139,212
M31 Technology Corp.	153,000	1,726,604
Sporton International, Inc.	203,448	1,503,548
Formosa Sumco Technology Corp.	121,000	516,047

Total Taiwan		9,337,052

SOUTH KOREA: 3.7%
Ecopro BM Co., Ltd.	51,493	3,115,147
Solus Advanced Materials Co., Ltd.	48,107	989,468
LG Energy Solution, Ltd.[b]	1,476	435,211

	Shares	Value

Samsung SDI Co., Ltd.	767	$288,502

Total South Korea		4,828,328

INDONESIA: 3.1%
PT Summarecon Agung Tbk	56,797,291	2,214,485
PT Bank Tabungan Negara Persero Tbk	19,497,100	1,892,617

Total Indonesia		4,107,102

POLAND: 2.2%
Jeronimo Martins SGPS SA	158,017	2,942,817

Total Poland		2,942,817

BRAZIL: 2.0%
B3 SA - Brasil Bolsa Balcao	1,061,300	2,567,495

Total Brazil		2,567,495

BANGLADESH: 1.6%
BRAC Bank, Ltd.	3,402,700	1,293,866
GrameenPhone, Ltd.	266,417	755,211

Total Bangladesh		2,049,077

ROMANIA: 1.0%
Banca Transilvania SA	405,159	1,339,380

Total Romania		1,339,380

SAUDI ARABIA: 1.0%
Saudi Tadawul Group Holding Co.	25,032	1,330,607

Total Saudi Arabia		1,330,607

VIETNAM: 1.0%
Nam Long Investment Corp.	1,048,539	1,319,157

Total Vietnam		1,319,157

JORDAN: 0.9%
Hikma Pharmaceuticals PLC	76,099	1,147,040

Total Jordan		1,147,040

ESTONIA: 0.7%
Enefit Green AS	220,959	906,159

Total Estonia		906,159

TOTAL COMMON EQUITIES		124,909,768

(Cost $138,504,906)

PREFERRED EQUITIES: 4.5%

SOUTH KOREA: 4.5%
Samsung SDI Co., Ltd., Pfd.	31,637	5,919,583

Total South Korea		5,919,583

TOTAL PREFERRED EQUITIES		5,919,583

(Cost $8,492,211)

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Matthews Emerging Markets Sustainable Future Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 99.7%	$130,829,351
(Cost $146,997,117)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%	409,012

NET ASSETS: 100.0%	$131,238,363

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $22,809,700, which is 17.38% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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